Commitments and Contingencies	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies [Abstract]
Commitments and Contingencies

11.Commitments and Contingencies

As at June 30, 2013, the Company had under construction one LNG carrier. On May 2, 2013, the Company signed an amendment agreement with the shipyard, by which the LNG carrier will be converted from 162,000cm to 174,000cm. Under the amended agreement, there is also an option to build a second similar vessel, with initial exercise expiry date July 2, 2013, extended to October 31, 2013 through an amended agreement signed on July 17, 2013, for an original contract price of $209.6 million. The final purchase price has yet to be determined and will reflect the agreed-upon changes in its specifications. As of June 30, 2013 the Company made progress payments of $36,498 and $15,650 were paid in July 2013. There are no further installments due in 2013. The schedule for the remaining payments is dependent on whether the Company exercises by October 31, 2013 its option for the construction of the additional LNG carrier, with expected delivery in the second half of 2016.

In addition, a shuttle tanker newbuilding had been ordered. However, the contract is being renegotiated with the shuttle tanker being cancelled and two alternative vessels being considered instead. The final aggregate contract price for the alternative constructions is expected to be similar to the original contract price of $88.0 million for the cancelled shuttle tanker. A first installment of $4.5 million had been paid in the first quarter of 2013 and this amount will remain as the first installment of whatever new constructions are decided upon. The remainder of the installment schedule has yet to be determined.

In the ordinary course of the shipping business, various claims and losses may arise from disputes with charterers, agents and other suppliers relating to the operations of the Company’s vessels. Management believes that all such matters are either adequately covered by insurance or are not expected to have a material adverse effect on the Company’s results from operations or financial condition.

Charters-out

The future minimum revenues of vessels in operation at June 30, 2013, before reduction for brokerage commissions, expected to be recognized on non-cancelable time charters are as follows:

Year	Amount
July to December 2013	116,061
2014	188,338
2015	129,164
2016	77,582
2017 to 2028	494,319

Net minimum charter payments	1,005,464

These amounts do not assume any off-hire.